PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 94.6%

Brazil — 7.0%
Ambev S.A.	452,348	$2,090,298
Atacadao S.A.	278,083	1,418,207
B3 S.A. - Brasil Bolsa Balcao	192,160	2,026,607
Hapvida Participacoes e Investimentos S.A.144A @	82,769	1,082,883
Lojas Renner S.A.	134,018	1,624,685
Petroleo Brasileiro S.A.	216,105	1,572,306

		9,814,986

Chile — 0.4%
S.A.C.I. Falabella	91,349	510,522

China — 20.2%
Alibaba Group Holding Ltd. ADR*	32,097	5,367,581
Anhui Conch Cement Co., Ltd., Class H	206,500	1,226,454
Baidu, Inc. ADR*	5,000	513,800
Bank of China Ltd., Class H	5,306,000	2,085,112
China Construction Bank Corp., Class H	3,279,930	2,502,517
China International Capital Corp., Ltd., Class H144A @	257,200	498,799
China Life Insurance Co. Ltd., Class H	567,000	1,313,743
New Oriental Education & Technology Group, Inc. ADR*	13,759	1,523,947
PetroChina Co. Ltd., Class H	620,000	318,793
Pinduoduo, Inc. ADR*	24,100	776,502
Ping An Insurance Group Co. of China Ltd., Class H	204,000	2,343,825
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	183,500	332,457
Shenzhou International Group Holdings Ltd.	138,700	1,812,123
Sinopharm Group Co. Ltd., Class H	93,200	291,930
TAL Education Group ADR*	19,072	653,025
Tencent Holdings Ltd.	157,300	6,627,003
Yihai International Holding Ltd.*	43,000	255,662

		28,443,273

Egypt — 0.9%
Commercial International Bank Egypt S.A.E.	273,863	1,304,718

Germany — 1.0%
adidas AG	4,282	1,333,181

Hong Kong — 7.1%
China Mengniu Dairy Co. Ltd.*	551,000	2,063,341
China Mobile Ltd.	119,500	988,756
China Overseas Land & Investment Ltd.	304,000	956,097
China Resources Beer Holdings Co. Ltd.	586,000	3,106,562
China Resources Land Ltd.	178,000	746,048
CSPC Pharmaceutical Group Ltd.	626,000	1,257,160
Sino Biopharmaceutical Ltd.	716,000	909,879

		10,027,843

Hungary — 2.0%
OTP Bank NYRT	45,439	1,891,799
Richter Gedeon NYRT	56,244	909,931

		2,801,730

	Number of Shares	Value†

India — 8.3%
Axis Bank Ltd.	103,425	$999,680
Eicher Motors Ltd.	2,846	713,428
HDFC Bank Ltd. ADR	18,778	1,071,285
ICICI Bank Ltd.	193,242	1,182,595
ICICI Bank Ltd. ADR	25,944	315,998
ICICI Prudential Life Insurance Co. Ltd.144A @	187,792	1,228,207
IndusInd Bank Ltd.	30,938	603,993
Infosys Ltd.	82,606	939,081
Infosys Ltd. ADR	37,641	427,978
L&T Finance Holdings Ltd.	318,628	381,038
Larsen & Toubro Ltd.	65,017	1,352,518
Shree Cement Ltd.	4,144	1,104,470
Tata Consultancy Services Ltd.	44,049	1,304,835

		11,625,106

Indonesia — 5.3%
Astra International Tbk PT	2,391,200	1,111,794
Bank Central Asia Tbk PT	1,404,600	3,003,143
Bank Mandiri Persero Tbk PT	1,023,700	503,016
Bank Rakyat Indonesia Tbk PT	4,730,100	1,372,879
Telekomunikasi Indonesia Persero Tbk PT	3,282,900	996,780
Unilever Indonesia Tbk PT	147,100	481,870

		7,469,482

Malaysia — 1.0%
Malayan Banking Bhd	267,401	543,487
Public Bank Bhd	177,300	850,295

		1,393,782

Mexico — 5.1%
Alsea S.A.B.de C.V.*	315,778	736,079
Fomento Economico Mexicano S.A.B. de C.V. ADR	18,149	1,662,086
Grupo Financiero Banorte S.A.B. de C.V., Series O	326,374	1,759,052
Infraestructura Energetica Nova S.A.B. de C.V.*	259,803	1,033,867
Wal-Mart de Mexico S.A.B. de C.V.	651,590	1,931,261

		7,122,345

Peru — 2.3%
Cia de Minas Buenaventura S.A.A. ADR	125,917	1,911,420
Credicorp Ltd.	6,423	1,338,810

		3,250,230

Philippines — 1.2%
Ayala Corp.	4,750	81,061
Ayala Land, Inc.	577,050	550,552
Jollibee Foods Corp.	125,540	537,717
SM Investments Corp.	30,880	578,516

		1,747,846

Poland — 1.8%
LPP S.A.	552	1,183,811
Santander Bank Polska S.A.	16,970	1,327,097

		2,510,908

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Portugal — 1.6%
Jeronimo Martins SGPS S.A.	134,840	$2,275,086

Russia — 5.2%
MMC Norilsk Nickel PJSC ADR	68,791	1,760,362
Sberbank of Russia PJSC ADR	138,869	1,968,468
X5 Retail Group N.V. GDR	58,032	2,029,959
Yandex N.V., Class A*	44,784	1,567,888

		7,326,677

Singapore — 0.5%
DBS Group Holdings Ltd.	39,600	716,275

South Africa — 5.5%
AVI Ltd.	176,343	957,923
Capitec Bank Holdings Ltd.	15,238	1,295,346
Clicks Group Ltd.	84,352	1,197,414
Nedbank Group Ltd.	71,391	1,069,191
Reunert Ltd.	116,615	531,293
Sanlam Ltd.	311,706	1,534,964
The Bidvest Group Ltd.	85,578	1,078,187

		7,664,318

South Korea — 4.8%
Hotel Shilla Co., Ltd.	10,703	771,307
LG Chem Ltd.	1,378	345,033
LG Household & Health Care Ltd.	787	859,933
Macquarie Korea Infrastructure Fund	25,243	247,967
NCSoft Corp.	1,338	582,785
S-Oil Corp.	6,055	503,170
Samsung Biologics Co. Ltd.*144A @	2,358	606,182
Samsung Electronics Co. Ltd.	68,650	2,815,100

		6,731,477

Taiwan — 9.3%
ASE Technology Holding Co. Ltd.	294,258	671,517
Cathay Financial Holding Co., Ltd.	279,000	367,809
CTBC Financial Holding Co. Ltd.	1,278,000	848,581
Eclat Textile Co. Ltd.	38,000	509,533
Hon Hai Precision Industry Co. Ltd.	125,112	295,192
Largan Precision Co. Ltd.	2,000	286,870
MediaTek, Inc.	89,000	1,058,550
Mega Financial Holding Co. Ltd.	897,000	831,238
Nanya Technology Corp.	135,000	350,288
President Chain Store Corp.	18,000	168,254
Taiwan Cement Corp.	196,900	251,643
Taiwan Semiconductor Manufacturing Co. Ltd.	802,769	7,038,088
Vanguard International Semiconductor Corp.	210,000	424,407

		13,101,970

Thailand — 2.1%
Bangkok Dusit Medical Services PCL, Class F	893,900	707,287
CP ALL PCL	211,200	559,333
Muangthai Capital PCL	297,700	554,811
PTT PCL	748,100	1,167,951

		2,989,382

	Number of Shares	Value†

Turkey — 2.0%
Haci Omer Sabanci Holding A.S.	846,792	$1,435,063
Tupras Turkiye Petrol Rafinerilieri A.S.	51,881	1,318,386

		2,753,449

TOTAL COMMON STOCKS (Cost $122,089,195)		132,914,586

PREFERRED STOCKS — 3.6%

Brazil — 3.6%
Itau Unibanco Holding S.A.	254,516	2,148,251
Petroleo Brasileiro S.A.	262,248	1,736,349
Telefonica Brasil S.A.	83,800	1,107,262

TOTAL PREFERRED STOCKS (Cost $4,407,050)		4,991,862

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%) (Cost $1,432,318)	1,432,318	1,432,318

TOTAL INVESTMENTS — 99.2% (Cost $127,928,563)		139,338,766

Other Assets & Liabilities — 0.8%		1,170,822

TOTAL NET ASSETS — 100.0%		$140,509,588

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
144A @

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2019, the aggregate value of Rule 144A securities was $3,416,071, which represents 2.4% of the Fund’s net assets.

GDR — Global Depository Receipt.

ADR — American Depositary Receipt.

PCL — Public Company Limited.

AG — Aktiengesellschaft.

N.V. — Naamloze Vennootschap.

S.A. — Societe Anonyme.

S.A.B. de C.V. — Sociedad Anonima de Capital Variable.

Tbk PT — Terbuka Perseroan Terbatas

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Apparel	3.6%	$4,838,648
Auto Manufacturers	0.5%	713,428
Banks	19.9%	26,409,410
Beverages	2.8%	3,752,384
Biotechnology	0.5%	606,182
Building Materials	1.9%	2,582,567
Chemicals	0.3%	345,033
Commercial Services	1.6%	2,176,972
Computers	2.0%	2,671,894
Cosmetics & Personal Care	0.7%	859,933
Distribution & Wholesale	0.4%	531,293
Diversified Financial Services	4.8%	6,436,420

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

EMERGING MARKETS EQUITY FUND

Electric	0.8%	$1,033,867
Electronics	0.2%	295,192
Engineering & Construction	1.0%	1,352,518
Food	5.0%	6,624,048
Healthcare Services	1.4%	1,790,170
Holding Companies	4.1%	5,499,548
Household Products & Wares	0.4%	481,870
Insurance	5.1%	6,788,548
Internet	11.0%	14,659,057
Investment Companies	0.2%	247,967
Mining	2.8%	3,671,782
Miscellaneous Manufacturing	0.2%	286,870
Oil & Gas	3.7%	4,880,606
Pharmaceuticals	2.5%	3,368,900
Real Estate	1.8%	2,333,758
Retail	10.0%	13,332,235
Semiconductors	9.3%	12,357,950
Telecommunications	1.5%	1,985,536

	100.0%	$132,914,586

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
COMMON STOCKS
Brazil	$9,814,986	$9,814,986	$—	$—
Chile	510,522	510,522	—	—
China	28,443,273	28,443,273	—	—
Egypt	1,304,718	1,304,718	—	—
Germany	1,333,181	1,333,181	—	—
Hong Kong	10,027,843	10,027,843	—	—
Hungary	2,801,730	2,801,730	—	—
India	11,625,106	11,625,106	—	—
Indonesia	7,469,482	7,469,482	—	—
Malaysia	1,393,782	1,393,782	—	—
Mexico	7,122,345	7,122,345	—	—
Peru	3,250,230	3,250,230	—	—
Philippines	1,747,846	1,747,846	—	—
Poland	2,510,908	2,510,908	—	—
Portugal	2,275,086	2,275,086	—	—
Russia	7,326,677	7,326,677	—	—
Singapore	716,275	716,275	—	—
South Africa	7,664,318	7,664,318	—	—
South Korea	6,731,477	6,483,510	247,967	—
Taiwan	13,101,970	13,101,970	—	—
Thailand	2,989,382	1,727,284	1,262,098	—
Turkey	2,753,449	2,753,449	—	—

TOTAL COMMON STOCKS	132,914,586	131,404,521	1,510,065	—

PREFERRED STOCKS	4,991,862	4,991,862	—	—
SHORT-TERM INVESTMENTS	1,432,318	1,432,318	—	—

TOTAL INVESTMENTS	$139,338,766	$137,828,701	$1,510,065	$—

LIABILITIES TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$(38,235)	$—	$(38,235)	$—

TOTAL LIABILITIES -OTHER FINANCIAL INSTRUMENTS	$(38,235)	$—	$(38,235)	$—

(1)       Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of the period.

An amount of $770,069 was transferred from Level 1 into Level 2 during the reporting period as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

An amount of $83,094,000 was transferred from Level 2 into Level 1 during the reporting period as a result of using quoted prices in active market for such foreign securities.

The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

Open forward foreign currency contracts held by Mid Core Value Fund at September 30, 2019 were as follows:

Forward Foreign Currency Contracts:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Hong Kong Dollar	UBS Securities	11/13/2019	(162,455,815)	7.83263	$(20,702,656)	$(20,740,891)	$—	$(38,235)

Total								$—	$(38,235)